SUPPLEMENT DATED APRIL 26, 2022
to

PROSPECTUSES MAY 1, 2007
FOR MASTERS REWARD NY AND MASTERS SELECT NY

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR EXTRA NY, AND
COLUMBIA ALL-STAR FREEDOM NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding changes to an investment option that is available under your Contract.

Effective on or about May 1, 2022, the name of the following investment option will be changed:

Current Name	New Name

Wanger USA	Wanger Acorn

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.